Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023 GBP (£) redemption issuance	Dec. 31, 2022 GBP (£) redemption issuance
Equity		£ 58,348	£ 58,953
Other equity instruments
Equity	[1]	£ 11,304	£ 10,691
Other equity instruments | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Number of convertible instruments issued | issuance		2,000,000	3,000,000
Issue of convertible instruments		£ 1,113	£ 3,134
Issuance costs of convertible instruments		£ 11	£ 32
Number of convertible instruments redeemed | redemption		1,000,000	2,000,000
Notional amount		£ 500	£ 2,136

[1]	Other equity instruments of £11,304m (December 2022: £10,691m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £1,113m which includes issuance cost of £11m and one redemption for £500m for the period ended 30 June 2023. During the period ended 31 December 2022, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £3,134m, which includes issuance costs of £32m and two redemptions totalling £2,136m.